Investments (Schedule of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Equity investments accounted for using the equity method (i)	$ 850,557	$ 832,143
Equity investments with readily determinable fair values (ii)	25,480	184,968
Equity investments without readily determinable fair values (iii)	146,418	221,243
Available-for-sale debt investment	0	1,000	$ 0
Total	$ 1,022,455	$ 1,239,354